Related Party Transactions, Promissory Note, Related Party Loans and Administrative Support Agreement (Details) - USD ($)		9 Months Ended
	Apr. 02, 2020	Dec. 31, 2020	Aug. 11, 2020
Related Party Transaction, Due from (to) Related Party [Abstract]
Proceeds from Related Party Debt		$ 136,590
Repayments of Related Party Debt		200,000
Administrative Support Agreement [Abstract]
General and Administrative Expense		576,035
Investor [Member] | Promissory Note [Member]
Related Party Transaction, Due from (to) Related Party [Abstract]
Related Party Transaction, Amounts of Transaction	$ 300,000
Proceeds from Related Party Debt	200,000	200,000
Repayments of Related Party Debt	$ 200,000
Investor [Member] | Administrative Support Agreement [Member]
Administrative Support Agreement [Abstract]
Monthly fee		10,000
General and Administrative Expense		48,000
Sponsor Affiliate of Sponsor or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transaction, Due from (to) Related Party [Abstract]
Conversion of Stock, Amount Converted		$ 1,500,000
Debt Instrument, Convertible, Conversion Price		$ 10.00
Notes Payable, Related Parties		$ 0
Private Placement [Member] | Investor [Member]
Related Party Transaction, Due from (to) Related Party [Abstract]
Shares Issued, Price Per Share			$ 10.00